ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of Company's subsidiary, its VIE and VIE's significant subsidiaries and kindergartens
1.	ORGANIZATION AND BASIS OF PRESENTATION - continued

As of December 31, 2022, details of the Company’s subsidiaries, its VIE and VIE’s major subsidiaries were as follows:

	Date of		Percentage of
	establishment	Place of	legal ownership
Name	or acquisition	establishment	by the Company	Principal activities
Major subsidiaries:
Beijing Qijin Technology Group Co., Ltd. (“Beijing Qijin”)	December 24, 2007	Mainland China	100%	Investment holding and provision of educational services
Qiyuan Education Technology (Tianjin) Co., Ltd (“TJ Qiyuan”)	May 18, 2018	Mainland China	100%	Investment holding and provision of educational services
Beijing Beilin International Education Co., Ltd. (“BJ Beilin”)	September 28, 2018	Mainland China	100%	Investment holding and provision of educational services
Precious Companion Group Limited	August 4, 2018	Hong Kong	100%	Investment holding and provision of educational services
Digital Knowledge World Co., Ltd.	September 1, 2018	Cayman Islands	100%	Investment holding and provision of educational services
Digital Education Co., Ltd.	September 1, 2018	Hong Kong	100%	Investment holding and provision of educational services
Beilin International Education Limited	September 1, 2018	Hong Kong	100%	Investment holding and provision of educational services
Global Eduhub Pte Ltd.	April 1, 2019	Singapore	85%	Investment holding and provision of educational services
Global Edu (SG) Holding Pte Ltd	April 1, 2019	Singapore	85%	Investment holding and provision of educational services
Global Eduhub Holding Limited	April 1, 2019	Hong Kong	85%	Investment holding and provision of educational services
Shenzhen RYB Children Education Technology Development Co., Ltd.	June 20, 2007	Mainland China	100%	Sale of educational merchandise, play-and-learn center services provision of educational services
Beijing Youer Lezhi Technology Development Co., Ltd.	April 2, 2014	Mainland China	100%	Sale of educational merchandise, and provision of educational services
Shanghai Geleli Technology Development Co.,	June 4, 2019	Mainland China	51%	Sale of educational merchandise and provision of educational services
NASCANS Pte. Ltd.	April 1, 2019	Singapore	85%	Provision of educational services
Mulberry Learning Centre International Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Mulberry Learning Centre @ Tanjong Pagar Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Alphabet Playhouse Childcare and Learning Centre Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Alphabet Playhouse @ East Coast Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Mulberry Learning Centre Alexandra Pte Ltd	November 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse @ Bukit Batok Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse @ Sengkang Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse @ S540 Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse Childcare & Development Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Allegiance (Edu) Ptd Ltd	April 1, 2020	Singapore	85%	Kindergarten services
Little Greenhouse @ S553 Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Variable interest entitiy:
Zhudou Investment (Beijing) Ltd.(“Zhudou Investment”)	July 3, 2001	Mainland China	Consolidated VIE	Investment holding and provision of educational services
Beijing Ailuo Education Technology co., ltd	July 10, 2014	Mainland China	Consolidated VIE	Sale of educational merchandise
Beijing Qingtian Youpin Electronic Commerce Co., Ltd..	June 8, 2015	Mainland China	Consolidated VIE	Sale of educational merchandise
Beijing Aizhudou Culture Development Co., Ltd.	February 8, 2012	Mainland China	Consolidated VIE	Sale of educational merchandise
Kuaileshuo (Beijing) Education Technology Co., Ltd.	January 4, 2019	Mainland China	Consolidated VIE	Sale of educational merchandise

Schedule of consolidated assets and liabilities, operating results and cash flows of the Company's VIE and VIE's subsidiaries and kindergartens

	As of December 31,
	2021	2022
Cash and cash equivalents	32,964	974
Prepaid expenses and other current assets	8,219	119
Total current assets	47,171	1,624
Total assets	171,872	4,417
Total current liabilities	98,706	5,540
Total liabilities	165,956	7,254

	For the years ended December 31,
	2020	2021	2022
Net revenues from continuing operations of the VIE	1,462	2,398	6,441
Net revenues from discontinued operations of the VIEs	78,645	139,607	36,589
Net (loss) income from continuing operations of the VIE	(1,095)	(920)	2,626
Net (loss) income from discontinued operations of the VIEs	(33,843)	10,259	2,776

Net cash (used in) provided by operating activities	(12,007)	14,041	715
Net cash (used in) provided by investing activities	(2,368)	(3,135)	(31,352)
Net cash provided by (used in) financing activities	460	(820)	(534)
Effects of exchange rate changes	(1,395)	1,632	(1,811)